Statements of Operations (Unaudited) (Parentheticals) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Diluted	$ (0.14)	$ (0.09)	$ (0.37)	$ (0.69)
Diluted	14,501,143	14,410,143	14,415,877	14,410,143
Related Party
Related party expense	$ 0	$ 108	$ (91)	$ 432